Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Loans and Leases Past Due Policies	The following table summarizes the delinquency thresholds that are a factor used in evaluating nonperforming classification and the timing of charge-off evaluations:

(number of days)	Placed on Nonperforming(1)(2)			Evaluated for Charge-off(2)
Commercial:
Commercial and industrial	90	(3)		90	(3)
CRE	90	(3)		90	(3)
Commercial construction	90	(3)		90	(3)
Consumer:
Residential mortgage(4)	90	to	180	90	to	180
Home equity(4)	90	to	120	90	to	180
Indirect auto(4)	90			120
Other consumer(4)	90	to	120	90	to	120
Student(5)(6)	NA			120	to	180
Credit card(7)	NA			90	to	180
(1)Loans may be returned to performing status when (i) the borrower has resumed paying the full amount of the scheduled contractual interest and principal payments, (ii) management concludes that all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment, and (iii) there is a sustained period of repayment performance, generally a minimum of six months.
(2)The timing of nonaccrual and charge-off evaluations are accelerated in circumstances where the borrower has filed for bankruptcy.
(3)Or when it is probable that principal or interest is not fully collectible, whichever occurs first.
(4)Depends on product type, loss mitigation status, status of the government guaranty, if applicable, and certain other product-specific factors.
(5)Student loans are not placed in nonperforming status, which reflects consideration of governmental guarantees or accelerated charge-off policies related to certain non-guaranteed portfolios.
(6)Government guaranteed loans are considered to be in default once they reach 270 days past due and claims are generally filed once the loans reach 365 days past due. The non-guaranteed balance, which ranges from 2-3%, is charged off once the claim proceeds related to the guaranteed portion have been received, which typically occurs no later than 365 days past due.
(7)Credit cards are generally not placed on nonperforming status, but are fully charged off at specified delinquency dates consistent with regulatory guidelines.

Summary of Commercial Loans and Leases Risk Ratings	The following table summarizes risk ratings that Truist uses to monitor credit quality in its commercial portfolio:

Risk Rating	Description
Pass	Loans not considered to be problem credits
Special Mention	Loans that have a potential weakness deserving management’s close attention
Substandard	Loans for which a well-defined weakness has been identified that may put full collection of contractual cash flows at risk
Nonperforming	Loans for which full collection of principal and interest is not considered probable

Summary of Derivative Strategies
Below is a summary of the cash flow and fair value hedge programs utilized by Truist:

	Cash Flow Hedges	Fair Value Hedges
Risk exposure	Variability in cash flows of interest payments on floating rate loans, overnight funding, and various SOFR and other funding instruments.	Changes in value on fixed rate long-term debt, FHLB advances, loans and AFS securities due to changes in interest rates.
Risk management objective	Hedge the variability in the interest payments and receipts on future cash flows for forecasted transactions related to the first unhedged payments and receipts of variable interest due to changes in the contractually specified interest rate.	Convert the fixed rate paid or received to a floating rate, primarily through the use of swaps.
Treatment during the hedge period	Changes in value of the hedging instruments are recognized in AOCI until the related cash flows from the hedged item are recognized in earnings. The amount reclassified to earnings is recorded in the same line item as the earnings effect of the hedged item.	Changes in value of both the hedging instruments and the assets or liabilities being hedged are recognized in the income statement line item associated with the asset or liability being hedged.
Treatment if hedge ceases to be highly effective or is terminated	Hedge is dedesignated. Changes in value recorded in AOCI before dedesignation are amortized to yield over the period the forecasted hedged transactions impact earnings.	If hedged item remains outstanding, the basis adjustment that resulted from hedging is amortized into earnings through the maturity date of the instrument, and cash flows from terminated hedges are reported in the same category as the cash flows from the hedged item.
Treatment if transaction is no longer probable of occurring during forecast period or within a short period thereafter	Hedge accounting ceases and any gain or loss in AOCI is recognized in earnings immediately.	Not applicable

Changes in Accounting Principles and Effects of New Accounting Pronouncements
Changes in Accounting Principles and Effects of New Accounting Pronouncements

Standard / Adoption Date	Description	Effects on the Financial Statements
Standards Adopted During the Current Year
Troubled Debt Restructurings and Vintage Disclosures January 1, 2023	Eliminates TDRs, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors made to borrowers experiencing financial difficulty. Additionally, requires disclosure of current-period gross write-offs by year of origination for financing receivables and net investment in leases.
Truist adopted this standard on a modified-retrospective basis. Upon adoption, the Company eliminated the separate ACL estimation process for loans classified as TDRs. The adoption of this standard did not have a material impact on the financial statements. The Company’s revised disclosures in accordance with the new standard are included in “Note 6. Loans and ACL.”

Fair Value Hedging – Portfolio Layer Method January 1, 2023
Introduces the portfolio layer method, which expands the current single-layer method to allow multiple hedged layers of a single closed portfolio. Additionally, expands the scope of the portfolio layer method to include non-prepayable assets, specifies eligible hedging instruments in a single-layer hedge, provides additional guidance on the accounting for and disclosure of hedge basis adjustments under the portfolio layer method and specifies how hedge basis adjustments should be considered when determining credit losses for the assets included in the closed portfolio.
The adoption of this standard did not have a material impact on the Company’s active last-of-layer hedges.
Investments in Tax Credit Structures January 1, 2023	Allows reporting entities to elect to account for qualifying equity investments using the proportional amortization method, regardless of the program giving rise to the related income tax credits. Previously, reporting entities were only permitted to apply the proportional amortization method to qualifying equity investments in low-income housing tax credit structures.
Truist adopted this standard early on a modified-retrospective basis. The adoption of this standard did not have a material impact on the financial statements. Refer to “Note 17. Commitments and Contingencies” for additional information regarding tax credit investments.

Standards Not Yet Adopted
Improvements to Income Tax Disclosures January 1, 2025
Improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures.
Truist is evaluating the impact of this standard on its disclosures. This standard relates to footnote disclosures only.
Improvements to Reportable Segment Disclosures December 31, 2024	Improves reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses.	Truist is evaluating the impact of this standard on its disclosures. This standard relates to footnote disclosures only.